GENERAL	9 Months Ended
Sep. 30, 2020
GENERAL
GENERAL

NOTE 1 — GENERAL

a.     Reporting entity

Itamar Medical Ltd. (the “Company”) is a company incorporated in Israel, with registered office at 9 Halamish Street, North Industrial Zone, Caesarea, Israel. The condensed consolidated interim financial statements of the Company and its subsidiaries as of September 30, 2020 and 2019 and for each of the three and nine-month periods ended September 30, 2020 and 2019 comprise the Company and its subsidiaries (together referred to as the “Group”). The Company is a medical technology company focused on the development and commercialization of non-invasive medical devices and solutions to aid in the diagnosis of respiratory sleep disorders. The Company uses a digital healthcare platform to facilitate the continuum of care for effective sleep apnea management with a focus on the core sleep and cardiology markets. The Company offers a Total Sleep Solution (“TSS”), to help physicians provide comprehensive sleep apnea management in a variety of clinical environments to optimize patient care and reduce healthcare system costs. The ordinary shares of the Company are listed on the Tel Aviv Stock Exchange Ltd. (“TASE”). On February 27, 2019, the Company’s American Depositary Shares (“ADSs”), each of which represents 30 ordinary shares of the Company, represented by American Depositary Receipts (“ADRs”), were registered for trade on the Nasdaq Capital Market.

b.     Impact of COVID-19 on the Company’s operations

In mid-March 2020, the Company began to experience the impact of the COVID-19 pandemic amplified by the American Academy of Sleep Medicine (“AASM”) COVID-19 mitigation strategy guidance recommending the deferral of in-lab polysomnography (“PSG”) tests and special precautions for the use of reusable home sleep tests (“HSAT”) services unless using fully disposable HSAT devices, such as the Company’s WatchPAT ONE device, which meets that criteria.

The general restriction and limitation posed by the pandemic, and amplified by these specific recommendations, began to significantly impact the sleep apnea testing market and the Company’s second quarter of  2020 revenue mix, with multiuse WatchPAT tests declining in the U.S. and Europe and WatchPAT ONE, as well as WatchPAT Direct orders increasing significantly. During the third quarter of 2020, the Company recorded pre COVID-19 multiuse WatchPAT tests in the U.S. and Europe. At the same time, the trend of increasing demand to our WatchPAT ONE and WatchPAT Direct orders continued during the third quarter of 2020, as well.